Unaudited Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Result after taxation	€ (18,193)	€ (13,026)
Adjustments for:
Unrealized foreign exchange results	(698)	(3,648)
Depreciation and amortization	1,049	218
Share-based payment expenses	3,058	4,554
Other non-cash adjustments	(1,085)	(531)
Cash flows from (used in) operations before changes in working capital	(15,869)	(12,433)
Changes in operating assets and liabilities:
Taxes and social security assets	(978)
Trade and other receivables	(1,164)	(959)
Other assets	333	(38)
Trade payables	(1,153)	2,307
Other liabilities and accruals	882	2,233
Deferred revenue	(7,735)	(5,796)
Taxes and social security liabilities	(128)	(143)
Cash used in operations	(25,812)	(14,829)
Interest paid	(96)	(1)
Taxes paid	(171)	(302)
Net cash used in operating activities	(26,079)	(15,132)
Cash flow from investing activities
Purchases of investments	(30,551)	(29,560)
Proceeds from investment maturities	45,114	18,931
Purchases of intellectual property		(100)
Acquisition of property, plant and equipment	(889)	(624)
Interest received	929	602
Net cash provided by (used in) investing activities	14,603	(10,751)
Cash flow from financing activities
Proceeds from issuing shares, net of issuance costs	1	44,731
Proceeds from share option exercises	26
Payment of lease liabilities	(691)
Net cash provided by (used in) financing activities	(664)	44,731
Net increase (decrease) in cash and cash equivalents	(12,140)	18,848
Effects of exchange rate changes on cash and cash equivalents	386	1,801
Cash and cash equivalents as at beginning of period	143,747	149,678
Cash and cash equivalents as at end of period	131,993	170,327
Changes in accrued capital expenditures	€ (363)	€ 271